Disclosures about Segments (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
These intercompany transactions relate primarily to joint and common administrative support services as well as transmission services provided by Cleco Power to Cleco Cajun.

Segment Information For The Three Months Ended Mar. 31,
2020 (THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$224,430	$89,147	$(2,420)	$—	$311,157
Other operations	15,764	30,961	1	(1,818)	44,908
Affiliate revenue	1,106	161	29,278	(30,545)	—
Electric customer credits	(8,340)	(153)	—	—	(8,493)
Operating revenue, net	$232,960	$120,116	$26,859	$(32,363)	$347,572
Depreciation and amortization	$43,677	$10,103	$2,094	$(1)	$55,873
Interest income	$954	$155	$100	$(52)	$1,157
Interest charges	$18,581	$10	$16,610	$(52)	$35,149
Federal and state income tax expense (benefit)	$3,338	$6,421	$(8,197)	$—	$1,562
Net income (loss)	$11,831	$19,535	$(25,039)	$1	$6,328
Additions to property, plant, and equipment	$61,477	$3,341	$806	$—	$65,624
Equity investment in investees	$17,072	$—	$—	$—	$17,072
Goodwill	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets	$6,098,446	$1,020,099	$616,068	$(58,418)	$7,676,195

2019 (THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$257,175	$58,194	$(2,420)	$—	$312,949
Other operations	19,430	19,965	2	—	39,397
Affiliate revenue	300	—	26,535	(26,835)	—
Electric customer credits	(8,160)	—	—	—	(8,160)
Operating revenue, net	$268,745	$78,159	$24,117	$(26,835)	$344,186
Depreciation and amortization	$42,377	$5,410	$2,069	$—	$49,856
Interest income	$994	$254	$417	$(174)	$1,491
Interest charges	$17,145	$—	$17,028	$(174)	$33,999
Federal and state income tax expense (benefit)	$7,998	$3,529	$(5,540)	$(1)	$5,986
Net income (loss)	$26,712	$11,056	$(17,210)	$(1)	$20,557
Additions to property, plant, and equipment	$81,040	$1,530	$1,109	$—	$83,679
Equity investment in investees (1)	$17,072	$—	$—	$—	$17,072
Goodwill (1)	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets (1)	$5,967,327	$1,011,591	$546,096	$(48,716)	$7,476,298
(1) Balances as of December 31, 2019

SEGMENT INFORMATION

	FOR THE YEAR ENDED DEC. 31, 2019
(THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,130,928	$375,489	$(9,680)	$(1)	$1,496,736
Other operations	72,833	117,468	2	(7,471)	182,832
Affiliate revenue	3,125	108	109,067	(112,300)	—
Electric customer credits	(38,516)	(1,447)	—	—	(39,963)
Operating revenue, net	$1,168,370	$491,618	$99,389	$(119,772)	$1,639,605
Depreciation and amortization	$172,471	$35,544	$8,305	$—	$216,320
Merger transaction and commitment costs	$—	$—	$7,668	$—	$7,668
Interest income	$4,744	$987	$974	$(615)	$6,090
Interest charges	$71,279	$35	$70,611	$(616)	$141,309
Net income (loss)	$148,262	$69,411	$(65,009)	$1	$152,665
Additions to property, plant, and equipment	$313,962	$9,174	$655	$—	$323,791
Equity investment in investee	$17,072	$—	$—	$—	$17,072
Goodwill	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets	$5,967,327	$1,011,591	$546,096	$(48,716)	$7,476,298

	FOR THE YEAR ENDED DEC. 31, 2018
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,191,587	$(9,680)	$—	$1,181,907
Other operations	82,330	2	—	82,332
Affiliate revenue	874	74,591	(75,465)	—
Electric customer credits	(33,195)	—	—	(33,195)
Operating revenue, net	$1,241,596	$64,913	$(75,465)	$1,231,044
Depreciation and amortization	$162,069	$8,344	$1	$170,414
Merger transaction and commitment costs	$—	$19,514	$—	$19,514
Interest income	$5,052	$1,338	$(317)	$6,073
Interest charges	$71,303	$55,659	$(320)	$126,642
Federal and state income tax expense (benefit)	$55,924	$(26,541)	$(1)	$29,382
Net income (loss)	$162,257	$(67,819)	$(1)	$94,437
Additions to property, plant, and equipment	$289,153	$1,908	$—	$291,061
Equity investment in investee	$18,172	$—	$—	$18,172
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,839,853	$633,756	$(36,795)	$6,436,814

	FOR THE YEAR ENDED DEC. 31, 2017
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,108,389	$(10,757)	$—	$1,097,632
Other operations	77,522	2,058	—	79,580
Affiliate revenue	851	57,168	(58,019)	—
Electric customer credits	(1,566)	—	—	(1,566)
Operating revenue, net	$1,185,196	$48,469	$(58,019)	$1,175,646
Depreciation and amortization	$158,415	$8,439	$—	$166,854
Merger transaction and commitment costs	$—	$5,445	$(293)	$5,152
Interest income	$1,283	$316	$(175)	$1,424
Interest charges	$69,362	$53,725	$(174)	$122,913
Federal and state income tax expense (benefit)	$67,331	$(60,252)	$—	$7,079
Net income (loss)	$150,738	$(12,659)	$1	$138,080
Additions to property, plant, and equipment	$235,252	$1,680	$—	$236,932
Equity investment in investee	$18,172	$—	$—	$18,172
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,679,538	$619,943	$(21,099)	$6,278,382